Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowances for receivables	$ 47,042	$ 48,401	$ 55,917
Common stock par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	500,000,000	500,000,000	500,000,000